LEASE	12 Months Ended
Dec. 31, 2024
LEASE
LEASE

9.LEASE

The Group leases office spaces and warehouses in several cities in the PRC and the U.S. under operating leases, and logistics vehicles and containers in the PRC under finance leases. The Group determines if an arrangement is a lease at inception, and when lease agreements contain lease and non-lease components, the Group accounts for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2024, the Group did not have additional operating leases or finance leases that have not yet commenced.

Total operating lease expenses for the years ended December 31, 2022, 2023 and 2024 were $4.9 million, $4.3 million and $4.8 million, respectively, which were recorded in cost of revenues, R&D expenses, and selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss. Short-term lease cost for the years ended December 31, 2022, 2023 and 2024 was $1.1 million, $1.5 million and $1.4 million, respectively.

Property and equipment acquired under finance leases was $1.8 million as of December 31, 2024, recorded in “Property, equipment and software, net”, and corresponding current and non-current finance lease liabilities were $0.5 million and $1.2 million, respectively, as of December 31, 2024, recorded in “Accounts payable and other current liabilities” and “Other non-current liabilities”.

9.LEASE (continued)

Total amortization expenses for the finance lease right-of-use assets and the interest expenses on the finance lease liabilities were $0.8 million and $0.1 million for the year ended December 31, 2022, were $1.2 million and $0.1 million for the year ended December 31, 2023, and were $1.4 million and $0.1 million for the year ended December 31, 2024. Amortization expenses and interest expenses were included in cost of revenues and other income (expenses), net on the consolidated statements of operations and comprehensive loss, respectively.

	As of December 31,
	2022	2023	2024
Operating leases
Right-of-use assets	8,138	6,419	13,342
Lease liabilities, current	4,058	3,866	3,438
Lease liabilities, non-current	3,788	2,246	9,835
Finance leases
Right-of-use assets	2,688	2,636	1,794
Lease liabilities, current (note 8)	1,245	1,244	532
Lease liabilities, non-current	1,352	1,187	1,156

	Year ended December 31,
	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	5,718	4,178	4,603
Operating cash used in finance leases	96	77	111
Financing cash used in finance leases	853	1,061	1,015
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	5,336	3,424	11,377
Finance leases	2,597	1,183	618
Weighted average remaining lease term
Operating leases	2.2	1.5	4.5
Finance leases	2.7	3.2	3.9
Weighted average discount rate
Operating leases	4.3%	4.6%	5.1%
Finance leases	4.8%	5.9%	5.0%

Maturity analysis of the annual undiscounted cash flows for operating lease and finance lease liabilities as of December 31, 2024 is as follows:

Year ending
December 31,
2025	4,610
2026	4,060
2027	3,082
2028	2,521
2029	2,181
2030 and thereafter	61
Less: imputed interest	(1,554)
Total	14,961